SCHEDULE OF REVENUE GEOGRAPHY (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	$ 372,488	$ 214,640	$ 914,009	$ 507,817
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	319,411	171,042	792,161	424,396
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	$ 53,077	$ 43,598	$ 121,848	$ 83,421